Securities sold under repurchase agreements and interbank and institutional market funds (Tables)	12 Months Ended
Dec. 31, 2023
Securities Sold Under Repurchase Agreements And Interbank And Institutional Market Funds
Schedule of securities sold under repurchase agreements

	Interest rate (p.a.)	12/31/2023			12/31/2022
		Current	Non-current	Total	Current	Non-current	Total
Assets pledged as collateral		159,712	7	159,719	90,700	119	90,819
Government securities	11.3% to 100% of SELIC	128,600	-	128,600	66,665	-	66,665
Corporate securities	45% to 95% of CDI	30,714	-	30,714	22,562	-	22,562
Own issue	13.8% to 15.75%	1	7	8	2	6	8
Foreign	4.1% to 7.25%	397	-	397	1,471	113	1,584
Assets received as collateral	11.3% to 11.65%	127,437	-	127,437	127,375	-	127,375
Right to sell or repledge the collateral	4.75% to 98.5% of CDI	44,256	31,374	75,630	52,723	22,523	75,246
Total		331,405	31,381	362,786	270,798	22,642	293,440

Schedule of interbank market debt

	Interest rate (p.a.)	12/31/2023			12/31/2022
		Current	Non-current	Total	Current	Non-current	Total
Financial bills	0.28% to 17.28%	38,061	43,136	81,197	3,842	62,763	66,605
Real estate credit bills	5.49% to 13.73%	28,476	20,479	48,955	24,274	3,843	28,117
Rural credit bills	4.9% to 13.9%	17,037	22,035	39,072	26,547	9,736	36,283
Guaranteed real estate bills	5.21% to 14.87%	6,131	53,059	59,190	4,908	45,667	50,575
Import and export financing	0% to 8.5%	81,594	5,550	87,144	74,304	26,848	101,152
Onlending domestic	0% to 18%	4,472	8,615	13,087	3,553	8,302	11,855
Total		175,771	152,874	328,645	137,428	157,159	294,587

Schedule of institutional market debt

	Interest rate (p.a.)	12/31/2023			12/31/2022
		Current	Non-current	Total	Current	Non-current	Total
Subordinated debt	LIB to 100% of CDI	836	45,841	46,677	9,851	44,689	54,540
Foreign loans through securities	0.09% to 5.61%	9,442	53,250	62,692	10,333	60,188	70,521
Funding from structured operations certificates	3.76% to 19.38%	975	9,247	10,222	547	3,774	4,321
Total		11,253	108,338	119,591	20,731	108,651	129,382

Schedule of subordinated debt, including perpetual debts

Name of security / currency	Principal amount (original currency)	Issue	Maturity	Return p.a.	12/31/2023	12/31/2022
Subordinated financial bills - BRL
	2,146	2019	Perpetual	114% of SELIC	2,237	2,249
	935	2019	Perpetual	SELIC + 1.17% to 1.19%	1,052	1,047
	50	2019	2028	CDI + 0.72%	71	62
	2,281	2019	2029	CDI + 0.75%	3,227	2,834
	450	2020	2029	CDI + 1.85%	633	550
	106	2020	2030	IPCA + 4.64%	151	138
	1,556	2020	2030	CDI + 2%	2,199	1,907
	5,488	2021	2031	CDI + 2%	7,469	6,478
	1,005	2022	Perpetual	CDI + 2.4%	1,029	1,041
	1,161	2023	2034	102% of CDI	1,141	-
	108	2023	2034	CDI + 0.2%	107	-
	122	2023	2034	10.63%	121	-
	700	2023	Perpetual	CDI + 1.9%	713	-
	107	2023	2034	IPCA + 5.48%	106	-
				Total	20,256	16,306

Subordinated euronotes - USD
	1,870	2012	2023	5.13%	-	9,735
	1,250	2017	Perpetual	7.72%	6,042	6,516
	750	2018	Perpetual	6.50%	3,709	3,985
	750	2019	2029	4.50%	3,640	3,932
	700	2020	Perpetual	4.63%	3,441	3,708
	501	2021	2031	3.88%	2,430	2,623
	200	2022	Perpetual	6.80%	-	3
				Total	19,262	30,502

Subordinated bonds - CLP
	180,351	2008	2033	3.50% to 4.92%	1,366	1,476
	97,962	2009	2035	4.75%	1,060	1,133
	1,060,250	2010	2032	4.35%	105	112
	1,060,250	2010	2035	3.90% to 3.96%	242	257
	1,060,250	2010	2036	4.48%	1,152	1,225
	1,060,250	2010	2038	3.93%	839	892
	1,060,250	2010	2040	4.15% to 4.29%	647	687
	1,060,250	2010	2042	4.45%	315	335
	57,168	2014	2034	3.80%	412	438
				Total	6,138	6,555

Subordinated bonds - COP
	104,000	2013	2023	IPC + 2%	-	115
	146,000	2013	2028	IPC + 2%	186	161
	780,392	2014	2024	LIB	835	901
				Total	1,021	1,177

Total					46,677	54,540